OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

April 1, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Currency Opportunities Fund
     Initial Registration Statement on Form N-1A

File No. 811-22399; Reg. No. 333-________

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940, as amended (“1940 Act”) on behalf of Oppenheimer Currency Opportunities Fund (“Fund” or “Registrant”), an investment company organized as a Massachusetts business trust. This filing consists of the documents comprising the Registrant's initial registration statement on Form N-1A (“Registration Statement”).

The Trustees of the Fund who are not “interested persons” of the Fund, as defined in the Investment Company Act, have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the 1940 Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to 1940 Act Release No. IC-13768 (February 15, 1984), the Fund requests selective review of its Registration Statement. The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

Furthermore, today's filing incorporates all comments received thus far from Securities and Exchange Commission ("Commission") staff on recent Oppenheimer funds' N-1A filings, including Oppenheimer Gold & Special Minerals Fund (File No. 811-03694), and our responses thereto as described in the response letter filed with the Commission on October 16, 2009 and telephone conference calls with Commission staff on November 19 and December 14, 2009, concerning Oppenheimer funds' compliance with Release 33-8998 and related amendments to Form N-1A.

The Fund is most similar to Oppenheimer International Bond Fund (Reg. Nos. 33-58383 and 811-07255) (“International Bond Fund”). For purposes of this selective review, set forth below is a description of: (1) any material changes from the disclosure used to describe International Bond Fund; (2) any problem areas that in the Registrant’s view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Except as set forth below, the Registration Statement contains disclosure that is substantially similar in material respects to the disclosure used to describe International Bond Fund. Disclosure substantially similar to that used to describe the Fund was most recently reviewed by the Commission staff in connection with Post-Effective Amendment No. 21 to the registration statement of International Bond Fund on Form N-1A filed with the Commission on January 28, 2010. Differences between the Fund and International Bond Fund include the following:

•     Investment Objective

The Fund seeks total return. There is no secondary objective to seek income when consistent with total return.

•     Principal Investment Strategies

The Fund will invest at least 80% of the value of its net assets in investments that create foreign currency exposure. Unlike International Bond, which invests in debt securities of varying maturities, the Fund mainly invests in foreign short-term fixed-income instruments and currency derivatives.

Whereas International Bond invests in debt securities of issuers in both developing and emerging markets; the Fund invests in countries and markets that are U.S. trading partners and generally in currencies that are expected to appreciate versus the U.S. dollar.

The Fund conducts currency exchange transactions in currency exchange markets. The Fund may also utilize a technique of investing in U.S. dollar-denominated market instruments in order to obtain an investment result similar to a direct investment in foreign currency-denominated instruments, when a fixed-income instrument in a particular foreign currency is relatively illiquid.

•     Principal Risks

Since the Fund invests in currency derivative contracts, its exposure to changes in the values of foreign currencies may often be equal to more than 100% of its net asset value, unlike International Bond's lower exposure. This means that the Fund may have more leverage risk. In addition, forward contracts, futures contracts and options could increase risks of volatility and potential losses.

Interest rate risk is lower than that of International Bond due to the Fund's weighted average portfolio maturity of less than eighteen months, compared to a maturity bond focus over many years.

Credit risk is lower than that of International Bond due to the credit quality of the securities of the Fund's corporate issuers, even though there are no limits on sovereign credit ratings.

•     Credit Quality

Whereas International Bond does not limit its investments to a particular credit quality and can invest without limit in securities below investment grade and unrated securities; the Fund only buys money market instruments or other short-term corporate debt instruments that are rated in the top three ratings by U.S. nationally recognized ratings services or unrated securities comparable in quality.

•     Minimum Invesment

The Fund's minimum investment is $10,000 instead of $1,000.

•     Classes of Shares

The Fund does not offer Class B shares. It only offers Class A, Class C, Class N and Class Y shares.

•     Checkwriting

The Fund does not offer a checkwriting privilege.

•     Dividends

The Fund intends to declare and pay dividends annually.

An audited Statement Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about May 17, 2010.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212.323.5089

nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Mitchell J. Lindauer

Mitchell J. Lindauer
Vice President & Assistant General Counsel

212-323-0254

mlindauer@oppenheimerfunds.com

Enclosures

cc:     Valerie Lithotomos, Esq., SEC

     Kathleen T. Ives, Esq.

     Nancy S. Vann, Esq.

     Gloria J. LaFond

     K&L Gates LLP